Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	25.34%	31.57%	(23.93%)	25.62%	25.13%	31.63%	(0.36%)	27.46%	6.20%	8.06%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	22.07%	24.91%	(21.39%)	24.76%	26.99%	32.13%	(0.36%)	27.17%	6.82%	8.02%
The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.79%	21.02%	(18.90%)	21.18%	18.37%	21.64%	(8.39%)	22.22%	7.85%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	19.95%	26.71%	(20.43%)	22.31%	17.24%	23.21%	(9.78%)	22.49%
The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.38%	17.62%	(12.40%)	13.70%	6.23%	22.14%	(14.94%)	25.10%	3.91%	(3.91%)
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.83%	16.97%	(15.23%)	12.03%	5.82%	21.03%	(14.28%)	24.57%	4.46%	(3.11%)
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.91%	11.05%	(20.34%)	(1.58%)	15.87%	18.32%	(14.30%)	28.34%	14.18%	(16.87%)
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	1.21%	5.23%	(13.43%)	(1.76%)	7.88%	9.20%	(0.61%)	3.61%	3.24%	(0.03%)
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.56%	13.70%	(11.14%)	8.37%	11.71%	11.20%	0.25%	8.97%	10.28%	(2.18%)
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	1.60%	3.07%	(2.77%)	(0.15%)	2.18%	3.01%	1.45%	0.86%	(0.06%)	0.68%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	1.37%	4.39%	(5.27%)	0.61%	3.71%	6.37%	0.90%	2.87%	(0.29%)	2.20%